Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0001794338
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39255
Entity Registrant Name	International General Insurance Holdings Ltd.
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	74 Abdel Hamid Sharaf Street
Entity Address, Postal Zip Code	P.O. Box 941428
Entity Address, City or Town	Amman 11194
Entity Address, Country	JO
Title of 12(b) Security	Common shares, $0.01 par value per share
Trading Symbol	IGIC
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	42,842,216
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Description	This Amendment No. 1 on Form 20-F/A (the “Amendment”) amends the Annual Report on Form 20-F for the year ended December 31, 2025 of International General Insurance Holdings Ltd., a Bermuda exempted company (the “Company”), as originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 21, 2026 (the “Original Filing”).This Amendment is being filed solely to correct several typographical errors contained in the two consents of the Company’s independent registered public accounting firm which were filed as exhibits to the Original Filing. An incorrect name of the Company was inadvertently included in the consents of Ernst & Young LLP (London, United Kingdom, Auditor Firm ID: 1438), filed as Exhibits 15.1 and 15.2 of the Original Filing. Updated consents are included in this Amendment.Pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, as amended, this Amendment No. 1 also includes, as Exhibits 12.1 and 12.2, the certifications of the Principal Executive Officer and Principal Financial Officer of the Company pursuant to Rule 13a-14(a) and 15d-14(a) of the Securities Exchange Act of 1934, and, as Exhibits 13.1 and 13.2, the certifications of the Chief Executive Officer and the Chief Financial Officer of the Company pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.Except as described above, no changes have been made to the Original Filing, and this Amendment does not modify, amend or update the financial or other information contained in the Original Filing. This Amendment does not reflect any events that have occurred on or after the Original Filing date.
Auditor Name	Ernst & Young LLP
Auditor Location	London, United Kingdom
Auditor Firm ID	1438
Amendment Flag	true
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	74 Abdel Hamid Sharaf Street
Entity Address, Postal Zip Code	P.O. Box 941428
Entity Address, City or Town	Amman 11194
Entity Address, Country	JO
Contact Personnel Name	Rawan Alsulaiman
City Area Code	+962
Local Phone Number	6 562 2009
Contact Personnel Email Address	Rawan.Alsulaiman@iginsure.com